Acquisitions - Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details) - USD ($)	Feb. 28, 2019	May 31, 2018
Goodwill (provisional)	$ 6,070,368
The Simplicity Esports, LLC [Member] | Nonrecurring [Member] | Level 3 [Member]
Cash	76,000
Property, plant and equipment (provisional)	0
Trade names and trademarks (provisional)	0
Customer relationships (provisional)	0
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	6,070,000
Total	$ 6,090,000